Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 30, 2011
Registrant Name	ALLIANCEBERNSTEIN BALANCED SHARES INC
Central Index Key	0000069752
Amendment Flag	false
Document Creation Date	Aug. 06, 2012
Document Effective Date	Aug. 06, 2012
Prospectus Date	Mar. 01, 2012